DEBT - Additional information (Details) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Feb. 28, 2019 USD ($)	Feb. 28, 2019 EUR (€)
DEBT
Amortization of issuance costs and debt discount	$ 300,000
Loss on extinguishment of debt		$ 2,693
Prepayment fees or penalties for repayment of debt		26,678
Fees incurred		400	$ 400	$ 400
EUR Term Loans
DEBT
Principal amount | €					€ 419.0	€ 419.0		€ 450.0
Average rate				5.00%	5.27%	5.00%
EUR Term Loans | Adjusted Eurodollar rate
DEBT
Interest rate					5.00%
USD Term Loans
DEBT
Repayments of debt	300,000	300,000
Loss on extinguishment of debt		$ (2,700)
Principal amount							$ 1,040,000
Quarterly installments	$ 2,600
Percentage of excess cash flow principal payment		50.00%
Average rate				4.69%	6.00%	4.63%
Base rate loans
DEBT
Interest rate					3.50%
Base rate loans | NYFRB Rate
DEBT
Spread on variable rate		0.50%
Base rate loans | Adjusted Eurodollar rate
DEBT
Spread on variable rate		1.00%
Eurodollar loans | Adjusted Eurodollar rate
DEBT
Interest rate					4.50%